Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Income Taxes [Line Items]
Non taxable income/non deductible expenditure, share-based-compensation	$ 11.6	$ 24.5
Non taxable income/non deductible expenditure, exploration, feasibility and evaluation costs	25.9	92.8
Non taxable income/non deductible expenditure, national stabilization	12.6	35.9
Impact of royalty expense on product sales, predetermined percentage	5.00%
Broad-based BEE consortium (BEECO)
Income Taxes [Line Items]
Non taxable income/non deductible expenditure, share-based-compensation	$ 128.0